SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended		191 Months Ended	200 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended		1 Months Ended		3 Months Ended
	Jun. 21, 2013	Feb. 28, 2013	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2013 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2012 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2011 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2010 Lincoln Park Capital Fund, LLC [Member]	Jan. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] Series A Convertible Preferred Stock [Member]	Mar. 31, 2013 Subsequent Event [Member] Series B Convertible Preferred Stock [Member]	Feb. 28, 2013 Subsequent Event [Member] February 2011 Promissory Notes [Member]	Feb. 28, 2013 Subsequent Event [Member] February 2012 Promissory Notes [Member]	Mar. 31, 2013 Subsequent Event [Member] Lincoln Park Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Issuance price of common stock per share			$ 0.10	$ 0.10						$ 0.110										$ 0.108
Proceeds from issuance of common stock								$ 400,490	$ 400,490	$ 1,600,000										$ 450,000
Issuance of stock during period											28,460,908	17,335,942	1,153,846			39,851	1,801.83			4,154,436
Additional shares issued										308,000										86,535
Common shares issued in exchange for convertible notes	8,784,000	9,739,912		7,450,000		7,989,103	1,515,130											14,699,000	5,041,000
Proceeds from the sale of prior unused net operating loss carryovers						391,756								391,756
Common Stock, shares authorized			800,000,000	800,000,000		500,000,000	500,000,000	500,000,000	800,000,000						800,000,000
Exercise of stock options				$ 20,194		$ 10,606	$ 5,141
Restricted stock allocated				22,750,000					22,750,000